BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
March 31, 2020
	Shares	Value
COMMON STOCKS - 69.6%
AUSTRALIA - 3.2%
Airports - 0.7%
Sydney Airport	138,500	$478,532
Diversified - 1.3%
Dexus	124,905	692,174
Mirvac Group	125,350	159,257
Total Diversified		851,431
Toll Roads - 1.2%
Transurban Group	110,306	821,630
Total AUSTRALIA		2,151,593
BRAZIL - 0.8%
Electricity Transmission & Distribution - 0.2%
CPFL Energia SA	22,241	115,569
Rail - 0.6%
Rumo SA (n)	105,723	400,421
Total BRAZIL		515,990
CANADA - 4.4%
Industrial - 0.3%
Granite Real Estate Investment Trust	4,154	171,585
Office - 0.4%
Allied Properties Real Estate Investment Trust	9,105	289,460
Pipelines - 2.5%
Pembina Pipeline Corp.	6,088	114,515
Pembina Pipeline Corp.	21,200	397,698
TC Energy Corp.	26,581	1,181,441
Total Pipelines		1,693,654
Rail - 0.8%
Canadian Pacific Railway Ltd.	2,500	551,677
Residential - 0.4%
Boardwalk Real Estate Investment Trust	15,979	260,129
Total CANADA		2,966,505
CHINA - 0.9%
Communications Infrastructure- 0.5%
China Tower Corporation Ltd. (e)	1,602,125	355,994
Gas Utilities - 0.4%
China Gas Holdings Ltd.	77,465	267,868
Total CHINA		623,862
DENMARK - 0.4%
Renewables/Electric Generation - 0.4%
Orsted A/S (e)	3,100	303,483
Total DENMARK		303,483
FRANCE - 0.7%
Office - 0.3%
Gecina SA	1,480	194,753
Toll Roads - 0.4%
Vinci SA	3,400	277,812
Total FRANCE		472,565
GERMANY - 2.3%
Office - 0.2%
alstria office REIT-AG	9,404	134,956
Renewables/Electric Generation - 0.5%
RWE AG	12,300	321,665
Residential - 1.6%
Deutsche Wohnen SE	12,862	487,454
Vonovia SE	12,126	603,190
Total Residential		1,090,644
Total GERMANY		1,547,265
HONG KONG - 3.1%
Diversified - 1.5%
CK Asset Holdings Ltd.	58,324	316,448
Sun Hung Kai Properties Ltd.	35,432	463,239
Swire Properties Ltd.	87,521	244,512
Total Diversified		1,024,199
Rail - 0.4%
MTR Corp Ltd.	53,783	276,640
Renewables/Electric Generation - 0.5%
CLP Holdings Ltd.	38,497	352,633
Retail - 0.3%
Hang Lung Properties Ltd.	95,243	192,061
Water - 0.4%
China Water Affairs Group Ltd.	312,283	233,222
Total HONG KONG		2,078,755
ITALY - 0.8%
Communications Infrastructure - 0.4%
Infrastrutture Wireless Italiane SpA (e)	22,400	242,543
Toll Roads - 0.4%
Atlantia SpA	23,537	292,388
Total ITALY		534,931
JAPAN - 4.5%
Airports - 0.2%
Japan Airport Terminal Company Ltd.	2,924	112,375
Diversified - 0.1%
Tokyu Fudosan Holdings Corp.	20,106	96,571
Industrial - 1.3%
GLP J-REIT	374	424,095
LaSalle Logiport REIT	139	188,421
Mitsui Fudosan Logistics Park, Inc.	55	232,666
Total Industrial		845,182
Office - 1.7%
Invesco Office J-Reit, Inc.	1,451	192,204
MCUBS MidCity Investment Corp.	460	325,959
Mitsui Fudosan Company Ltd.	35,233	610,049
Total Office		1,128,212
Rail - 0.6%
East Japan Railway Co.	5,600	423,754
Renewables/Electric Generation - 0.6%
Chubu Electric Power Company, Inc.	28,100	396,580
Total JAPAN		3,002,674
MEXICO - 1.0%
Airports - 0.4%
Grupo Aeroportuario del Pacifico SAB de CV	54,582	295,107
Toll Roads - 0.6%
Promotora y Operadora de Infraestructura SAB de CV (n)	54,562	366,093
Total MEXICO		661,200
PORTUGAL - 0.6%
Renewables/Electric Generation - 0.6%
EDP - Energias de Portugal SA	93,300	375,382
Total PORTUGAL		375,382
SINGAPORE - 1.7%
Datacenters - 0.3%
Keppel DC REIT	114,073	183,077
Diversified - 0.8%
CapitaLand Ltd.	91,200	182,759
City Developments Ltd.	67,174	340,617
Total Diversified		523,376
Office - 0.6%
CapitaLand Commercial Trust	324,882	348,617
Keppel REIT	149,929	99,738
Total Office		448,355
Total SINGAPORE		1,154,808
SPAIN - 1.4%
Airports - 0.7%
Aena SME SA (e)	4,105	445,370
Toll Roads - 0.7%
Ferrovial SA	20,066	476,302
Total SPAIN		921,672
SWEDEN - 0.3%
Diversified - 0.3%
Hufvudstaden AB	14,261	194,860
Total SWEDEN		194,860
UNITED KINGDOM - 5.0%
Electricity Transmission & Distribution - 2.1%
National Grid PLC	122,033	1,425,864
Industrial - 1.0%
Tritax Big Box REIT PLC	372,567	518,626
Tritax EuroBox PLC (e)	110,238	128,168
Total Industrial		646,794
Office - 0.5%
Derwent London PLC	9,093	367,314
Retail - 0.3%
Capital & Counties Properties PLC	35,833	72,944
Hammerson PLC	122,004	116,330
Total Retail		189,274
Water - 1.1%
Pennon Group PLC	52,700	704,659
Total UNITED KINGDOM		3,333,905
UNITED STATES - 38.5%
Communications - 3.5%
American Tower Corp.	6,928	1,508,572
Crown Castle International Corp.	771	111,332
SBA Communications Corp.	2,800	755,916
Total Communications		2,375,820
Datacenters - 1.9%
CyrusOne, Inc.	7,066	436,325
Digital Realty Trust, Inc.	4,400	611,204
Equinix, Inc.	331	206,733
Total Datacenters		1,254,262
Electricity Transmission & Distribution - 0.9%
Sempra Energy	5,300	598,847
Gas Utilities - 0.5%
NiSource, Inc.	13,700	342,089
Healthcare - 2.1%
CareTrust REIT, Inc.	12,581	186,073
Healthpeak Properties, Inc.	11,227	267,764
Physicians Realty Trust	24,956	347,886
Welltower, Inc.	13,846	633,870
Total Healthcare		1,435,593
Hotel - 0.7%
Host Hotels & Resorts, Inc.	12,252	135,262
Park Hotels & Resorts, Inc.	21,138	167,202
Pebblebrook Hotel Trust	8,648	94,177
Ryman Hospitality Properties, Inc.	2,899	103,929
Total Hotel		500,570
Industrial - 3.1%
Americold Realty Trust	12,314	419,169
Duke Realty Corp.	8,608	278,727
Prologis, Inc.	17,592	1,413,869
Total Industrial		2,111,765
Manufactured Homes - 0.2%
Sun Communities, Inc.	1,099	137,210
Midstream - 1.5%
Cheniere Energy, Inc. (n)	7,000	234,500
Equitrans Midstream Corp.	24,046	120,951
ONEOK, Inc.	4,748	103,554
The Williams Companies, Inc.	39,016	552,077
Total Midstream		1,011,082
Net Lease - 1.8%
Four Corners Property Trust, Inc.	9,018	168,727
MGM Growth Properties LLC	20,914	495,034
National Retail Properties, Inc.	8,086	260,288
VICI Properties, Inc.	18,998	316,127
Total Net Lease		1,240,176
Office - 2.0%
Boston Properties, Inc.	300	27,669
Cousins Properties, Inc.	6,549	191,689
Douglas Emmett, Inc.	11,896	362,947
Kilroy Realty Corp.	6,102	388,698
Vornado Realty Trust	10,273	371,985
Total Office		1,342,988
Pipeline (MLP) - 1.2%
Energy Transfer LP	22,768	104,733
Enterprise Products Partners LP	7,665	109,609
Magellan Midstream Partners LP	3,329	121,475
MPLX LP	10,014	116,363
Phillips 66 Partners LP	3,202	116,649
Plains All American Pipeline LP	19,376	102,305
TC PipeLines LP	4,423	121,544
Total Pipeline (MLP)		792,678
Pipelines - 0.2%
Kinder Morgan, Inc.	7,988	111,193
Rail - 0.5%
CSX Corp.	6,100	349,530
Renewables/Electric Generation - 11.6%
Ameren Corp.	8,500	619,055
American Electric Power Company, Inc.	13,800	1,103,724
CMS Energy Corp.	17,818	1,046,807
Entergy Corp.	9,500	892,715
FirstEnergy Corp.	19,300	773,351
NextEra Energy, Inc.	8,900	2,141,518
Xcel Energy, Inc.	20,200	1,218,060
Total Renewables/Electric Generation		7,795,230
Residential - 3.5%
American Homes 4 Rent	4,128	95,770
AvalonBay Communities, Inc.	4,538	667,857
Equity Residential	11,119	686,154
Essex Property Trust, Inc.	1,967	433,212
Mid-America Apartment Communities, Inc.	4,567	470,538
Total Residential		2,353,531
Retail - 0.5%
Federal Realty Investment Trust	2,516	187,719
Retail Properties of America, Inc.	22,981	118,812
Total Retail		306,531
Self Storage - 1.4%
Public Storage	4,573	908,244
Water - 1.4%
American Water Works Company, Inc.	7,600	908,656
Total UNITED STATES		25,875,995
Total COMMON STOCKS
(Cost $51,642,787)		46,715,445
CONVERTIBLE PREFERRED STOCKS - 1.0%
UNITED STATES - 1.0%
Datacenters - 0.5%
QTS Realty Trust, Inc., Series B, 6.50%	2,513	323,071
Net Lease - 0.1%
EPR Properties, Series C, 5.75%	7,300	115,267
Office - 0.4%
Equity Commonwealth, Series D, 6.50%	9,917	256,811
Total UNITED STATES		695,149
Total CONVERTIBLE PREFERRED STOCKS
(Cost $749,862)		695,149
	Principal Amount (000s)	Value
REAL ASSET DEBT - 16.4%
CANADA - 0.5%
Basic Industrial - 0.2%
Cascades, Inc., 5.38%, 01/15/28 (e)	$150	$143,250
Energy - 0.0%
MEG Energy Corp., 7.13%, 02/01/27 (e)	20	9,882
Metals & Mining - 0.2%
Kinross Gold Corp., 4.50%, 07/15/27	150	141,181
Oil Gas Transportation & Distribution - 0.1%
Parkland Fuel Corp., 6.00%, 04/01/26 (e)	92	85,560
Total CANADA		379,873
UNITED STATES - 15.9%
Construction & Building Materials - 1.4%
Boise Cascade Co., 5.63%, 09/01/24 (e)	125	118,437
Lennar Corp., 4.75%, 11/29/27	175	174,563
M/I Homes, Inc., 4.95%, 02/01/28 (e)	200	169,750
PulteGroup, Inc., 5.00%, 01/15/27	175	174,615
Taylor Morrison Communities, Inc., 5.63%, 03/01/24 (e)	63	59,220
Taylor Morrison Communities, Inc., 5.88%, 06/15/27 (e)	75	69,658
Toll Brothers Finance Corp., 4.35%, 02/15/28	175	159,250
Total Construction & Building Materials		925,493
Diversified - 0.2%
Hudson Pacific Properties LP, 3.95%, 11/01/27	125	118,998
Energy - 0.1%
EQT Corp., 7.00%, 02/01/30	82	60,879
Indigo Natural Resources LLC, 6.88%, 02/15/26 (e)	19	12,532
SM Energy Co., 5.00%, 01/15/24	23	7,590
SM Energy Co., 5.63%, 06/01/25	20	5,450
Total Energy		86,451
Health Facilities - 1.6%
HCA, Inc., 5.25%, 06/15/26	300	314,630
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27	250	230,554
Service Corporation International, 4.63%, 12/15/27	250	250,000
Tenet Healthcare Corp., 4.88%, 01/01/26 (e)	300	285,750
Total Health Facilities		1,080,934
Infrastructure Services - 0.6%
Republic Services, Inc., 3.20%, 03/15/25	125	128,814
United Rentals North America, Inc., 5.50%, 05/15/27	125	126,156
Waste Management, Inc., 3.15%, 11/15/27	125	129,019
Total Infrastructure Services		383,989
Leisure - 1.0%
Boyd Gaming Corp., 6.38%, 04/01/26	125	108,125
Cedar Fair LP, 5.25%, 07/15/29 (e)	145	122,525
ESH Hospitality, Inc., 5.25%, 05/01/25 (e)	75	63,000
GLP Capital LP, 5.38%, 04/15/26	200	177,280
MGM Growth Properties Operating Partnership LP, 4.50%, 09/01/26	225	186,750
VICI Properties LP, 4.63%, 12/01/29 (e)	50	45,619
Total Leisure		703,299
Media - 1.2%
CCO Holdings LLC, 4.75%, 03/01/30 (e)	250	248,750
Comcast Corp., 3.38%, 08/15/25	50	53,090
Cox Communications, Inc., 3.50%, 08/15/27 (e)	250	244,050
CSC Holdings LLC, 5.25%, 06/01/24	250	250,623
Total Media		796,513
Metals & Mining - 0.0%
Newmont Corp., 2.80%, 10/01/29	25	23,242
Oil Gas Transportation & Distribution - 1.7%
Antero Midstream Partners LP, 5.38%, 09/15/24	175	121,573
Buckeye Partners LP, 4.13%, 12/01/27	75	61,478
Crestwood Midstream Partners LP, 5.63%, 05/01/27 (e)	75	41,228
Enable Midstream Partners LP, 4.15%, 09/15/29	256	113,541
Energy Transfer Operating LP, 4.75%, 01/15/26	75	68,367
EnLink Midstream LLC, 5.38%, 06/01/29	140	72,800
Global Partners LP, 7.00%, 08/01/27	125	93,750
Holly Energy Partners LP, 5.00%, 02/01/28 (e)	138	115,575
Kinder Morgan, Inc., 4.30%, 03/01/28	175	171,600
NuStar Logistics LP, 5.63%, 04/28/27	125	96,100
Phillips 66 Partners LP, 3.75%, 03/01/28	20	18,453
Targa Resources Partners LP, 5.25%, 05/01/23	175	150,500
The Williams Companies, Inc., 3.75%, 06/15/27	20	18,321
Total Oil Gas Transportation & Distribution		1,143,286
Real Estate - 1.7%
American Homes 4 Rent LP, 4.25%, 02/15/28	175	173,418
Essex Portfolio LP, 3.38%, 04/15/26	125	126,162
Highwoods Realty LP, 3.88%, 03/01/27	125	124,452
iStar, Inc., 4.25%, 08/01/25	58	47,675
iStar, Inc., 5.25%, 09/15/22	67	61,523
Kilroy Realty LP, 4.38%, 10/01/25	150	167,224
Mid-America Apartments LP, 3.60%, 06/01/27	125	125,691
Service Properties Trust, 4.95%, 02/15/27	134	101,543
Starwood Property Trust, Inc., 5.00%, 12/15/21	200	183,000
Total Real Estate		1,110,688
Telecommunication Services - 2.4%
American Tower Corp., 3.60%, 01/15/28	250	248,481
AT&T, Inc., 3.80%, 02/15/27	50	52,176
Crown Castle International Corp., 3.80%, 02/15/28	250	255,565
Digital Realty Trust LP, 3.70%, 08/15/27	174	172,754
Equinix, Inc., 5.38%, 05/15/27	250	247,225
Front Range BidCo, Inc., 4.00%, 03/01/27 (e)	150	143,437
Level 3 Financing, Inc., 4.63%, 09/15/27 (e)	250	248,475
T-Mobile USA, Inc., 4.75%, 02/01/28	150	156,270
Verizon Communications, Inc., 4.33%, 09/21/28	50	56,866
Total Telecommunication Services		1,581,249
Transportation - 0.4%
Union Pacific Corp., 2.75%, 03/01/26	125	125,824
Watco Companies LLC, 6.38%, 04/01/23 (e)	125	121,875
Total Transportation		247,699
Utility - 3.6%
AES Corp., 6.00%, 05/15/26	250	246,250
American Electric Power Company, Inc., 4.30%, 12/01/28	275	292,783
Calpine Corp., 5.75%, 01/15/25	38	35,150
Duke Energy Corp., 2.65%, 09/01/26	250	248,042
Entergy Corp., 2.95%, 09/01/26	250	235,756
Evergy, Inc., 2.90%, 09/15/29	125	118,281
FirstEnergy Corp., 3.90%, 07/15/27	250	253,957
NextEra Energy Capital Holdings, Inc., 3.15%, 04/01/24	250	255,805
NextEra Energy Operating Partners LP, 4.50%, 09/15/27 (e)	56	54,600
NRG Energy, Inc., 6.63%, 01/15/27	175	182,000
Pattern Energy Group, Inc., 5.88%, 02/01/24 (e)	225	223,353
Sempra Energy, 3.40%, 02/01/28	250	250,506
Total Utility		2,396,483
Total UNITED STATES		10,598,324
Total REAL ASSET DEBT
(Cost $11,814,559)		10,978,197
	Shares	Value
PREFERRED STOCKS - 7.8%
UNITED STATES - 7.8%
Datacenters - 0.5%
Digital Realty Trust, Inc., Series L, 5.20%	14,864	$342,615
Diversified - 1.6%
PS Business Parks, Inc., Series X, 5.25%	13,529	311,032
PS Business Parks, Inc., Series Y, 5.20%	17,662	405,873
PS Business Parks, Inc., Series Z, 4.88%	16,594	346,151
Total Diversified		1,063,056
Hotel - 0.2%
Sunstone Hotel Investors, Inc., Series E, 6.95%	2,900	58,000
Sunstone Hotel Investors, Inc., Series F, 6.45%	2,900	55,825
Total Hotel		113,825
Industrial - 0.6%
Rexford Industrial Realty, Inc., Series B, 5.88%	4,548	104,172
Rexford Industrial Realty, Inc., Series C, 5.63%	12,154	273,769
Total Industrial		377,941
Net Lease - 2.2%
EPR Properties, Series G, 5.75%	7,286	113,297
Global Net Lease, Inc., Series A, 7.25%	9,813	198,959
Global Net Lease, Inc., Series B, 6.88%	10,314	205,145
Monmouth Real Estate Investment Corp., Series C, 6.13%	16,362	365,527
National Retail Properties, Inc., Series F, 5.20%	11,148	244,699
Spirit Realty Capital, Inc., Series A, 6.00%	17,266	367,248
Total Net Lease		1,494,875
Office - 0.5%
Vornado Realty Trust, Series M, 5.25%	18,402	359,943
Residential - 0.8%
American Homes 4 Rent, Series F, 5.88%	10,973	259,073
American Homes 4 Rent, Series G, 5.88%	10,930	251,936
Total Residential		511,009
Retail - 0.3%
Saul Centers, Inc., Series B, 6.00%	7,319	107,589
Urstadt Biddle Properties, Inc., Series K, 5.88%	5,577	94,205
Total Retail		201,794
Self Storage - 1.1%
Public Storage, Series H, 5.60%	12,319	314,134
Public Storage, Series I, 4.88%	13,357	315,092
Public Storage, Series K, 4.75%	4,670	110,072
Total Self Storage		739,298
Total UNITED STATES		5,204,356
Total PREFERRED STOCKS
(Cost $5,570,984)		5,204,356
Total Investments - 94.8%
(Cost $69,778,192)		63,593,147
Other Assets in Excess of Liabilities - 5.2%		3,522,029
TOTAL NET ASSETS - 100.0%		$67,115,176

LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the total value of all such securities was $4,102,086 or 6.1% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2020:

Brookfield Real Assets Securities Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$2,151,593	$-	$2,151,593
Brazil	515,990	-	-	515,990
Canada	2,966,505	-	-	2,966,505
China	-	623,862	-	623,862
Denmark	-	303,483	-	303,483
France	-	472,565	-	472,565
Germany	-	1,547,265	-	1,547,265
Hong Kong	-	2,078,755	-	2,078,755
Italy	-	534,931	-	534,931
Japan	-	3,002,674	-	3,002,674
Mexico	661,200	-	-	661,200
Portugal	-	375,382	-	375,382
Singapore	-	1,154,808	-	1,154,808
Spain	-	921,672	-	921,672
Sweden	-	194,860	-	194,860
United Kingdom	-	3,333,905	-	3,333,905
United States	25,875,995	-	-	25,875,995
Total Common Stocks	30,019,690	16,695,755	-	46,715,445
Convertible Preferred Stocks:
United States	695,149	-	-	695,149
Real Asset Debt:
Canada	-	379,873	-	379,873
United States	-	10,598,324	-	10,598,324
Total Real Asset Debt:	-	10,978,197	-	10,978,197
Preferred Stocks:
United States	5,100,184	104,172	-	5,204,356
Total	$35,815,023	$27,778,124	$-	$63,593,147

For further information regarding security characteristics of each Fund, see the Schedule of Investments.